Components of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Inventory [Line Items]
Raw materials	$ 1,100	$ 944
Work in process	202	266
Finished goods	1,600	1,450
Total	$ 2,902	$ 2,660